UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Crow Point Partners, LLC
Address:  10 The New Driftway, Suite 203
          Scituate, MA 02066

Form 13 F File Number:  28-12447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary Mooney
Title:    Vice President & Head of Operations
Phone:    (212) 843-8956

Signature, Place, and Date of Signing:


-------------------------------------  ---------------------------  ------------
            [Signature]                        [City, State]          [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     21,611,947

Form 13F Information Table Value Total:     833,291
                                            (Thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/   SH/  PUT/  INVSTMT  OTHER        VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN MANAGERS   SOLE     SHARED    NONE
--------------------------  --------------   ---------  --------  --------- ---  ----  ------- -------- --------  -------- ---------
ALLEGHENY ENERGY INC        COMMON STOCK     017361106    21,522    429,500  SH         OTHER                  0    429,500       0
ALLEGHENY ENERGY INC        COMMON STOCK     017361106       251      5,000  SH         SOLE               5,000          0       0
AMERICA MOVIL SAB DE CV     ADR              02364W105       317      6,000  SH         SOLE               6,000          0       0
AMERICAN TOWER CORP         COMMON STOCK     029912201    12,886    305,000  SH         OTHER                  0    305,000       0
AMERICAN TOWER CORP         COMMON STOCK     029912201       169      4,000  SH         SOLE               4,000          0       0
AT&T INC                    COMMON STOCK     00206R102    25,736    763,908  SH         OTHER                  0    763,908       0
AT&T INC                    COMMON STOCK     00206R102       404     12,000  SH         SOLE              12,000          0       0
AVISTA CORP                 COMMON STOCK     05379B107     2,187    101,900  SH         OTHER                  0    101,900       0
BCE INC                     COMMON STOCK     05534B760     5,399    155,100  SH         OTHER                  0    155,100       0
BCE INC                     COMMON STOCK     05534B760       244      7,000  SH         SOLE               7,000          0       0
CALPINE CORP                COMMON STOCK     131347304    18,641    826,277  SH         OTHER                  0    826,277       0
CALPINE CORP                COMMON STOCK     131347304       271     12,000  SH         SOLE              12,000          0       0
CBEYOND INC COM             COMMON STOCK     149847105     4,005    250,000  SH         OTHER                  0    250,000       0
CBEYOND INC COM             COMMON STOCK     149847105       352     22,000  SH         SOLE              22,000          0       0
CENTENNIAL COMMUNCTNS
   CORP NEW                 COMMON STOCK     15133V208     4,893    700,000  SH         OTHER                  0    700,000       0
CENTURYTEL INC              COMMON STOCK     156700106     7,118    200,000  SH         OTHER                  0    200,000       0
CENTURYTEL INC              COMMON STOCK     156700106       178      5,000  SH         SOLE               5,000          0       0
CHUNGHWA TELECOM CO LTD     ADR              17133Q304    30,444  1,200,000  SH         OTHER                  0  1,200,000       0
COMCAST CORP NEW            COMMON STOCK     20030N101       285     15,000  SH         SOLE              15,000          0       0
CONSTELLATION ENERGY
   GROUP INC                COMMON STOCK     210371100    43,254    526,844  SH         OTHER                  0    526,844       0
CONSTELLATION ENERGY GRP    PREFFERED STOCK  210387205     4,231    170,000  SH         OTHER                  0    170,000       0
COPANO ENERGY L L C         COMMON STOCK     217202100    19,842    587,900  SH         OTHER                  0    587,900       0
D & E COMMUNICATIONS INC    COMMON STOCK     232860106       142     16,000  SH         SOLE              16,000          0       0
DPL INC                     COMMON STOCK     233293109    14,509    550,000  SH         OTHER                  0    550,000       0
E ON AG                     ADR              268780103    11,089    165,000  SH         OTHER                  0    165,000       0
EDISON INTL                 COMMON STOCK     281020107    16,699    325,000  SH         OTHER                  0    325,000       0
EL PASO CORP                COMMON STOCK     28336L109     2,174    100,000  SH         OTHER                  0    100,000       0
EL PASO ELEC CO             COMMON STOCK     283677854     4,356    220,000  SH         OTHER                  0    220,000       0
ENERGY EAST CORP            COMMON STOCK     29266M109    24,720  1,000,000  SH         OTHER                  0  1,000,000       0
ENERGY EAST CORP            COMMON STOCK     29266M109       247     10,000  SH         SOLE              10,000          0       0
ENERGYSOUTH INC             COMMON STOCK     292970100     1,354     27,600  SH         OTHER                  0     27,600       0
ENTERGY CORP NEW            COMMON STOCK     29364G103    42,333    351,370  SH         OTHER                  0    351,370       0
ENTERGY CORP NEW            COMMON STOCK     29364G103       602      5,000  SH         SOLE               5,000          0       0
EQUITABLE RES INC           COMMON STOCK     294549100     2,762     40,000  SH         OTHER                  0     40,000       0
EQUITABLE RES INC           COMMON STOCK     294549100       207      3,000  SH         SOLE               3,000          0       0
EXELON CORP                 COMMON STOCK     30161N101    64,501    717,000  SH         OTHER                  0    717,000       0
EXELON CORP                 COMMON STOCK     30161N101       810      9,000  SH         SOLE               9,000          0       0
FAIRPOINT COMMUNICATIONS
   INC                      COMMON STOCK     305560104        15      2,074  SH         OTHER                  0      2,074       0
FIRSTENERGY CORP            COMMON STOCK     337932107    82,505  1,002,130  SH         OTHER                  0  1,002,130       0
FIRSTENERGY CORP            COMMON STOCK     337932107       576      7,000  SH         SOLE               7,000          0       0
FLORIDA PUB UTILS CO        COMMON STOCK     341135101       298     25,000  SH         OTHER                  0     25,000       0
FPL GROUP INC               COMMON STOCK     302571104    22,953    350,000  SH         OTHER                  0    350,000       0
FPL GROUP INC               COMMON STOCK     302571104       525      8,000  SH         SOLE               8,000          0       0
GENERAL COMMUNICATION INC   COMMON STOCK     369385109     1,718    250,000  SH         OTHER                  0    250,000       0
GENERAL COMMUNICATION INC   COMMON STOCK     369385109       103     15,000  SH         SOLE              15,000          0       0
GENESIS ENERGY L P          COMMON STOCK     371927104     7,771    421,179  SH         OTHER                  0    421,179       0
ITC HLDGS CORP              COMMON STOCK     465685105     9,762    191,000  SH         OTHER                  0    191,000       0
ITC HLDGS CORP              COMMON STOCK     465685105       409      8,000  SH         SOLE               8,000          0       0
KAYNE ANDERSON MLP          EXCHANGE TRADED
   INVSMNT CO                  FUND          486606106         0          6  SH         OTHER                  0          6       0
KNOLOGY INC                 COMMON STOCK     499183804        55      5,000  SH         SOLE               5,000          0       0
LEAP WIRELESS INTL INC      COMMON STOCK     521863308       259      6,000  SH         SOLE               6,000          0       0
MACQUARIE INFRASTR CO LLC   COMMON STOCK     55608B105     4,426    175,000  SH         OTHER                  0    175,000       0
MAINE & MARITIMES CORP      COMMON STOCK     560377103       941     22,000  SH         OTHER                  0     22,000       0
MASTERCARD INC              COMMON STOCK     57636Q104    13,276     50,000  SH         OTHER                  0     50,000       0
MOBILE TELESYSTEMS OJSC     ADR              607409109       536      7,000  SH         SOLE               7,000          0       0
NATIONAL GRID PLC           ADR              636274300    10,885    165,000  SH         OTHER                  0    165,000       0
NEUTRAL TANDEM INC          COMMON STOCK     64128B108     4,375    250,000  SH         OTHER                  0    250,000       0
NEUTRAL TANDEM INC          COMMON STOCK     64128B108       350     20,000  SH         SOLE              20,000          0       0
NII HLDGS INC               COMMON STOCK     62913F201       237      5,000  SH         SOLE               5,000          0       0
NRG ENERGY INC              COMMON STOCK     629377508       129      3,000  SH         SOLE               3,000          0       0
NUCOR CORP                  COMMON STOCK     670346105    13,067    175,000  SH         OTHER                  0    175,000       0
OPEN JT STK CO-VIMPEL
   COMMUNIC                 ADR              68370R109       356     12,000  SH         SOLE              12,000          0       0
ORMAT TECHNOLOGIES INC      COMMON STOCK     686688102     6,885    140,000  SH         OTHER                  0    140,000       0
ORMAT TECHNOLOGIES INC      COMMON STOCK     686688102       197      4,000  SH         SOLE               4,000          0       0
PEABODY ENERGY CORP 4.75%
   12/15/2041               CONVERTIBLE BOND 704549AG9     1,651  1,000,000 PRN         OTHER                  0  1,000,000       0
PENNICHUCK CORP             COMMON STOCK     708254206     6,000    259,200  SH         OTHER                  0    259,200       0
PETROHAWK ENERGY CORP       COMMON STOCK     716495106     3,473     75,000  SH         OTHER                  0     75,000       0
PG&E CORP                   COMMON STOCK     69331C108     5,557    140,000  SH         OTHER                  0    140,000       0
PNM RES INC                 COMMON STOCK     69349H107     2,654    221,900  SH         OTHER                  0    221,900       0
PORTLAND GEN ELEC CO        COMMON STOCK     736508847     4,504    200,000  SH         OTHER                  0    200,000       0
PPL CORP                    COMMON STOCK     69351T106     4,098     78,400  SH         OTHER                  0     78,400       0
PUBLIC SVC ENTERPRISE GROUP COMMON STOCK     744573106    29,695    646,523  SH         OTHER                  0    646,523       0
PUGET ENERGY INC NEW        COMMON STOCK     745310102       240     10,000  SH         SOLE              10,000          0       0
PUGET SOUND INC NEW
   PUT OPT                  PUT OPTION       7PW99H289       228     10,100  SH   PUT   SOLE              10,100          0       0
QUESTAR CORP                COMMON STOCK     748356102    48,591    683,997  SH         OTHER                  0    683,997       0
QUESTAR CORP                COMMON STOCK     748356102       710     10,000  SH         SOLE              10,000          0       0
QWEST COMMUNICATIONS
   INTL INC                 COMMON STOCK     749121109       118     30,000  SH         SOLE              30,000          0       0
RANGE RES CORP              COMMON STOCK     75281A109     3,277     50,000  SH         OTHER                  0     50,000       0
REX ENERGY CORPORATION      COMMON STOCK     761565100     1,320     50,000  SH         OTHER                  0     50,000       0
ROGERS COMMUNICATIONS INC   COMMON STOCK     775109200    31,895    825,000  SH         OTHER                  0    825,000       0
ROGERS COMMUNICATIONS INC   COMMON STOCK     775109200       155      4,000  SH         SOLE               4,000          0       0
SAVVIS INC                  COMMON STOCK     805423308       258     20,000  SH         SOLE              20,000          0       0
SBA COMMUNICATIONS CORP     COMMON STOCK     78388J106     6,302    175,000  SH         OTHER                  0    175,000       0
SBA COMMUNICATIONS CORP     COMMON STOCK     78388J106       144      4,000  SH         SOLE               4,000          0       0
SEMPRA ENERGY               COMMON STOCK     816851109    11,290    200,000  SH         OTHER                  0    200,000       0
SEMPRA ENERGY               COMMON STOCK     816851109       226      4,000  SH         SOLE               4,000          0       0
SHENANDOAH
   TELECOMMUNICATIONS       COMMON STOCK     82312B106    16,010  1,229,609  SH         OTHER                  0  1,229,609       0
SHENANDOAH
   TELECOMMUNICATIONS       COMMON STOCK     82312B106       169     13,000  SH         SOLE              13,000          0       0
SOUTHERN CO                 COMMON STOCK     842587107       244      7,000  SH         SOLE               7,000          0       0
SOUTHWESTERN ENERGY CO      COMMON STOCK     845467109    38,236    803,100  SH         OTHER                  0    803,100       0
SOUTHWESTERN ENERGY CO      COMMON STOCK     845467109       286      6,000  SH         SOLE               6,000          0       0
TORTOISE ENERGY CAP CORP    MUTUAL FUND      89147U100       556     22,000  SH         OTHER                  0     22,000       0
VERIZON COMMUNICATIONS      COMMON STOCK     92343V104    10,974    310,000  SH         OTHER                  0    310,000       0
WESTAR ENERGY INC           COMMON STOCK     95709T100    22,305  1,036,982  SH         OTHER                  0  1,036,982       0
WESTAR ENERGY INC           COMMON STOCK     95709T100       172      8,000  SH         SOLE               8,000          0       0
WINDSTREAM CORP             COMMON STOCK     97381W104     1,553    125,848  SH         OTHER                  0    125,848       0
WISCONSIN ENERGY CORP       COMMON STOCK     976657106     8,660    191,500  SH         OTHER                  0    191,500       0

TOTAL VALUE (X$1000):                    833,291
TOTAL SHARES PRN/AMT:                 21,611,947

TOTAL SOLE SHARES/PRN AMT:               357,100
TOTAL SHARED SHARES/PRN AMT:          21,254,847
TOTAL NONE SHARES/PRN AMT:                     0
